1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies Details
Raw material	$ 277,392	$ 271,608
Work-in-progress	289,748	312,097
Finished goods	115,760	82,580
Inventories	$ 682,900	$ 666,285